Goodwill and Other Purchased Intangible Assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Gross contract, program and other intangible assets	$ 1,828	$ 1,831
Less accumulated amortization	(1,751)	(1,730)
Net contract, program and other intangible assets	$ 77	$ 101